Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	$ 17,605		¥ 10,830		¥ 120,240
Less: accumulated amortization	(1,189)		(1,101)		(8,121)
Intangible assets, net	16,416		9,729		112,119
Amortization expenses	1,028	¥ 7,020	1,101	¥ 0
Impairment charges on intangible asset		¥ 0	0	¥ 0
Estimated annual amortization expense
2019	1,473				10,060
2020	1,473				10,060
2021	1,473				10,060
2022	1,379				9,421
2023	1,155				7,888
Customer relationship
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	2,925		2,290		19,980
Trademarks
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	9,495		6,150		64,850
Student base
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	350		¥ 2,390		2,390
License use right
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	3,456				23,600
Franchise agreements
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	$ 1,379				¥ 9,420